(Loss)/gain on financial instruments	12 Months Ended
Dec. 31, 2025
(Loss)/gain on financial instruments
(Loss)/gain on financial instruments	7. (Loss)/gain on financial instruments

Figures in million – SA rand	Notes	2025	2024	2023
Fair value loss on gold hedge contracts[1]		(1,736)	(448)	(140)
Fair value gain/(loss) on palladium hedge contract		—	—	72
Fair value gain/(loss) on zinc hedge contracts[2]		156	(234)	491
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)	6.5	(420)	814	1,589
Loss on the revised cash flow of the Rustenburg operation deferred payment		—	—	(4)
Fair value gain/(loss) on derivative instrument	27.5	—	1,733	(2,136)
(Loss)/gain on the revised cash flow of the Burnstone Debt	27.6	(1,805)	1,053	32
Gain on the revised cash flow of the Marikana dividend obligation	21.2	5	1,046	548
Fair value gain/(loss) on contingent consideration (Kroondal acquisition)	21.2	—	396	(137)
Fair value gain/(loss) on Keliber dividend obligation	21.2	427	811	(287)
Fair value gain/(loss) on other investments		185	(24)	116
Other		(606)	286	91
Total (loss)/gain on financial instruments[3]		(3,794)	5,433	235
1On 3 May 2023, Sibanye Gold Proprietary Limited (SGL) concluded a gold hedge agreement which commenced on 4 May 2023. The agreement is structured at monthly average prices, comprising the delivery of 154,320 ounces of gold over 12 months (12,860 ounces per month) with a zero cost collar which establishes a floor and cap of
R34,214 and R46,050 per ounce, respectively. The hedge agreement concluded in April 2024. On 17 November 2023, SGL concluded two additional gold hedge agreements which commenced on 17 November 2023. The agreements are structured at monthly average prices, comprising the delivery of 120,000 and 240,000 ounces of gold over 12 months, respectively. The agreements have a zero cost collar which establishes a floor of R34,214 per ounce for both agreements and cap of R43,545 and
R43,800 per ounce, respectively. On 4 November 2024, SGL concluded a new gold hedge agreement which commenced on 2 December 2024. The agreement is structured at monthly average prices, comprising the delivery of 182,000 ounces of gold over 13 months (14,000 ounces per month) with a zero cost collar which establishes a floor and cap of R45,000 and R58,500 per ounce, respectively. On 9 December 2024, SGL concluded an additional gold hedge agreement, which commenced on 2 January 2025. The agreement is structured at monthly average prices, comprising the delivery of 168,000 ounces of gold over 12 months (14,000 ounces per month) with a zero cost collar which establishes a floor and cap of R45,000 and R54,400 per ounce, respectively. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss. The fair value loss is included in the corporate and reconciling items of the SA gold section of the segment report
2Century mine concluded a hedge agreement on 15 June 2021 for 90,000 tonnes of payable zinc over three years which commenced July 2021 to June 2024 in equal monthly deliveries (2,500 tonnes per month) at a fixed monthly price of A$3,717/t net of all fees and costs. In November 2021, Century mine concluded an additional hedge agreement for 90,000 tonnes of payable zinc for two years (3,750 tonnes per month) which commenced January 2022 to December 2023 at a fixed price of
A$3,938/t net of all fees and costs. During June 2024, Century concluded two additional zinc hedge agreements, which both commenced on 1 July 2024. The first agreement is structured at monthly average prices, comprising the delivery of 5,940 tonnes of zinc over 18 months (330 tonnes per month) with a zero cost collar which establishes a floor and cap of A$4,300 and A$4,830 per tonne, respectively. The second zinc hedge agreement is structured at monthly average prices, comprising the delivery of 30,060 tonnes of zinc over 18 months (1,670 tonnes per month) with a zero cost collar which establishes a floor and cap of A$4,100 and A$4,340 per tonne, respectively. During  November 2024, Century concluded two additional zinc hedge agreements, which both commenced in January 2025. The first agreement comprises the delivery of 6,000 tonnes of zinc in January 2025 with a zero cost collar which establishes a floor and cap of A$4,150 and A$4,500 per tonne, respectively. The second zinc hedge agreement is structured at monthly average prices, comprising the delivery of 12,000 tonnes of zinc over 12 months (1,000 tonnes per month) with a zero cost collar which establishes a floor and cap of A$4,200 and A$4,780 per tonne, respectively. During March 2025, Century concluded an additional zinc hedge agreement, which commenced in April 2025. The agreement comprises the delivery of 5,112 tonnes of zinc over 9 months (568 tonnes per month) with a zero cost collar which establishes a floor and cap of A$4,200 and A$4,950 per tonne, respectively. During H2 2025, Century concluded four additional hedge agreements which all commenced on 1 January 2026. The first agreement comprises the delivery of 3,300 tonnes of zinc over 6 months (550 tonnes per month) with a zero cost collar which established a floor and cap of A$4,250 and A$4,800 per tonne. The second agreement comprises the delivery of 6,000 tonnes of zinc over 6 months (1,000 tonnes per month) with a zero cost collar which established a floor and cap of A$4,200 and A$4,750 per tonne. The third agreement comprises the delivery of 2,700 tonnes of zinc over 6 months (450 tonnes per month) with a zero cost collar which established a floor and cap of A$4,250 and A$4,800 per tonne. The fourth agreement comprises the delivery of 12,000 tonnes of zinc over 6 months (2,000 tonnes per month) with a zero cost collar which established a floor and cap of A$4,300 and A$4,900 per tonne. As hedge accounting is not applied, resulting gains or losses are accounted for as gains or losses on financial instruments in profit or loss
3The unrealised loss for the purpose of the statement of cash flows amounted to R2,509 million (2024: gain of R5,574 million and 2023: gain of R101 million)